Income Taxes - Effect of Tax Holidays (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
The aggregate amount of effect	$ (3,929)	$ (4,310)	$ (275)